Financial instruments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Changes in allowance account for credit losses of financial assets [abstract]
Balance – Beginning of fiscal year	$ 3,043	$ 3,519
Increase	3,076	1,603
Reversal, allowance account for credit losses of financial assets	1,988	2,079
Balance – End of fiscal year	$ 4,131	$ 3,043
Not past due
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	3.00%	3.00%
Not past due | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (28,209)	$ (17,279)
Not past due | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 741	$ 518
0–30
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	15.00%	14.00%
0–30 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (4,649)	$ (2,212)
0–30 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 697	$ 310
30–60
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	48.00%	46.00%
30–60 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (1,418)	$ (617)
30–60 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 681	$ 284
60–90
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	67.00%	64.00%
60–90 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (521)	$ (213)
60–90 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 349	$ 136
90–180
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	69.00%	68.00%
90–180 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (989)	$ (577)
90–180 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 682	$ 392
180+
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	71.00%	70.00%
180+ | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (1,381)	$ (1,996)
180+ | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 981	$ 1,403